MONEY MARKET FUND Investment Risks - MONEY MARKET FUND	Dec. 31, 2025
Controlling Voting Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
Faith-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Interest Rate Risk: A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop. A low or negative interest rate environment may prevent the Fund from providing a positive yield or impair the Fund's ability to maintain a stable $1.00 NAV per share. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. The Fund’s return will drop if short-term interest rates drop. There is no guarantee the Fund will maintain a positive yield. Any changes to monetary policy by the Federal Reserve or other regulatory actions may affect interest rates. Over time, the value of the Fund’s return may be eroded by inflation.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. An ability to sell one or more portfolio securities can adversely affect the Fund's ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk: From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Risk: Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s shares or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00.
Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
Risks Associated with Holding Cash [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risks Associated with Holding Cash: As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●U.S. Government Securities Risk: Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal and it is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.